CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other long-term assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations
Long-term portion of ore in stockpiles and ore on leach pads	$ 542.6	$ 396.7
Long-term receivables	75.4	143.7
Advances for the purchase of capital equipment	39.5	60.1
Investment in joint venture - Puren	6.5	6.1
Restricted cash		25.0
Other	46.6	49.3
Total other long-term assets	710.6	680.9
Non-current VAT receivable		79.6
VAT receivables of prior period		38.5
Chirano
Disclosure of analysis of single amount of discontinued operations
Long-term receivables		$ 31.6
Non-current VAT receivable	$ 42.1